Fair Values (Reconciliation Of The Level 3 Inputs For Financial Instruments Measured On A Recurring Basis) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Obligations Of States And Political Subdivisions [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance, beginning	$ 2,598	$ 2,751
Total Gains/(Losses), Included in earnings - unrealized	(128)
Total Gains/(Losses), Included in other comprehensive income		(43)
Purchases, sales, issuances and settlements, other, net	(2,470)	(110)
Balance, ending		2,598
Equity Securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance, beginning	745
Total Gains/(Losses), Included in other comprehensive income	18
Transfers in and/or out of Level 3		745
Balance, ending	763	745
Fair Value Swap [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance, beginning	(60)	(500)
Re-evaluation of fair value swap	(640)
Settlements		440
Balance, ending	$ (700)	$ (60)